8. Right-of-Use Assets: Schedule of Right of Use Assets (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Right of Use Assets

$
Cost
Balance, June 30, 2022 and 2021	-
Additions for right-of-use assets	63,360
Balance, June 30, 2023	63,360
Accumulated Amortization
Balance, June 30, 2022 and 2021	-
Depreciation	2,640
Balance, June 30, 2023	2,640
Net Book Value
June 30, 2022 and 2021	-
June 30, 2023	60,720